UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Principal
Phone:    (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch              New York, NY                 8/14/06
------------------------      ----------------------         --------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     54
Form 13F Information Table Value Total:  $1,708,364
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                Name
----       -------------------                 ------------------------------

1.         28-10580                            Karsch Associates, LLC
2.         28-10579                            Karsch Capital II, LP
3.         28-10586                            Karsch Capital, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                  KARSCH CAPITAL MANAGEMENT, L.P.
                                                           June 30, 2006


COLUMN 1                         COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8

                                 TITLE                        VALUE      SHRS OR   SH/ PUT/   INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETN  MGRS  SOLE      SHARED  NONE
--------------                   --------         -----       --------   -------   --- ----   --------  ----  ----      ------  ----
ADVANCED AUTO PARTS INC          COM              00751y106     20,429     706,900 SH         SOLE      0       706,900  0      0
AMERICAN TOWER CORP              CL A             029912201     68,343   2,196,096 SH         SOLE      0     2,196,096  0      0
APPLIED MICRO CIRCUITS CORP      COM              03822w109     20,306   7,437,950 SH         SOLE      0     7,437,950  0      0
SCHWAB CHARLES CORP              COM              808513105     22,644   1,417,029 SH         SOLE      0     1,417,029  0      0
CLEAR CHANNEL OUTDOOR HLDGS      CL A             18451c109     14,026     669,189 SH         SOLE      0       669,189  0      0
COMCAST CORP NEW                 CL A             20030n101      2,134      65,174 SH         SOLE      0        65,174  0      0
COMCAST CORP NEW                 CL A SPL         20030n200     34,485   1,052,000 SH         SOLE      0     1,052,000  0      0
CROWN HOLDINGS INC               COM              228368106     28,777   1,848,244 SH         SOLE      0     1,848,244  0      0
DCP MIDSTREAM PARTNERS LP        COM UT LTD PTN   23311p100     11,666     413,684 SH         SOLE      0       413,684  0      0
E*TRADE FINANCIAL CORP           COM              269246104      3,247     142,290 SH         SOLE      0       142,290  0      0
EQUINIX INC                      COM NEW          29444u502     54,328     990,300 SH         SOLE      0       990,300  0      0
FISHER SCIENTIFIC INTL INC       COM NEW          338032204     33,742     461,900 SH         SOLE      0       461,900  0      0
FREESCALE SEMICONDUCTOR, INC.    COM CL A         35687m107     21,845     753,266 SH         SOLE      0       753,266  0      0
FREESCALE SEMICONDUCTOR, INC.    CL B             35687m206     19,029     647,241 SH         SOLE      0       647,241  0      0
GAMESTOP CORP NEW                CL B             36467w208     65,716   1,918,708 SH         SOLE      0     1,918,708  0      0
GARTNER INC                      COM              366651107     40,998   2,887,208 SH         SOLE      0     2,887,208  0      0
GENERAL MTRS CORP                COM              370442105     40,894   1,372,730 SH         SOLE      0     1,372,730  0      0
GETTY IMAGES INC                 COM              374276103     27,265     429,300 SH         SOLE      0       429,300  0      0
GRUPO AEROPORTUARIO DEL PAC      SPON ADR B       400506101     30,662     962,700 SH         SOLE      0       962,700  0      0
HEINZ HJ CO                      COM              423074103     55,890   1,355,900 SH         SOLE      0     1,355,900  0      0
HOSPIRA INC                      COM              441060100     46,392   1,080,400 SH         SOLE      0     1,080,400  0      0
ISHARES TR                       RUSSELL 2000     464287655     24,516     341,780 SH         SOLE      0       341,780  0      0
KANSAS CITY SOUTHERN             COM NEW          485170302     11,340     409,400 SH         SOLE      0       409,400  0      0
KOHL'S CORP                      COM              500255104     19,717     333,500 SH         SOLE      0       333,500  0      0
LAIDLAW INTL INC                 COM              50730r102     65,015   2,579,979 SH         SOLE      0     2,579,979  0      0
LAMAR ADVERTISING CO             CL A             512815101     23,070     428,330 SH         SOLE      0       428,330  0      0
LAWSON SOFTWARE INC NEW          COM              52078p102     20,226   3,018,772 SH         SOLE      0     3,018,772  0      0
LG PHILIPS LCD CO LTD            SPON ADR REP     50186v102      7,542     416,200 SH         SOLE      0       416,200  0      0
LOEWS CORP                       CAROLINA GP STK  540424207    116,254   2,263,069 SH         SOLE      0     2,263,069  0      0
NEWS CORP                        CL B             65248e203     18,886     935,900 SH         SOLE      0       935,900  0      0
NYSE GROUP INC                   COM              62949w103     13,319     194,500 SH         SOLE      0       194,500  0      0
OFFICE DEPOT INC                 COM              676220106     12,032     316,644 SH         SOLE      0       316,644  0      0
ORACLE CORP                      COM              68389x105     22,987   1,586,394 SH         SOLE      0     1,586,394  0      0
PAYLESS SHOESOURCE INC           COM              704379106        842      31,000 SH         SOLE      0        31,000  0      0
ROSS STORES INC                  COM              778296103     32,903   1,173,004 SH         SOLE      0     1,173,004  0      0
SIX FLAGS INC                    COM              83001p109      1,377     245,000 SH         SOLE      0       245,000  0      0
SPDR TR                          UNIT SER 1       78462f103      2,546      20,010 SH         SOLE      0        20,010  0      0
MIDCAP SPDR TR                   UNIT SER 1       595635103     49,835     358,090 SH         SOLE      0       358,090  0      0
TUESDAY MORNING CORP             COM NEW          899035505     16,806   1,278,000 SH         SOLE      0     1,278,000  0      0
UBS AG                           NAMEN AKT        h8920m855        758       6,910 SH         SOLE      0         6,910  0      0
WARNER MUSIC GROUP CORP          COM              934550104     34,255   1,161,968 SH         SOLE      0     1,161,968  0      0
WELLCARE HEALTH PLANS INC        COM              94946t106      7,323     149,289 SH         SOLE      0       149,289  0      0
WENDYS INTL INC                  COM              950590109     45,306     777,252 SH         SOLE      0       777,252  0      0
WILLIAMS COS INC DEL             COM              969457100     24,576   1,052,045 SH         SOLE      0     1,052,045  0      0
ADVANCED AUTO PARTS INC          COM              00751Y106      7,976     276,000     CALL   SOLE      0       276,000  0      0
COMCAST CORP NEW                 COM              20030n200         26     780,000     CALL   SOLE      0       780,000  0      0
GOLDMAN SACHS GROUP INC          COM              38141g104     18,428     122,500     CALL   SOLE      0       122,500  0      0
PACCAR INC                       COM              693718108     20,957     254,400     CALL   SOLE      0       254,400  0      0
UNITED HEALTH GROUP              COM              91324P102    117,368   2,621,000     CALL   SOLE      0     2,621,000  0      0
ISHARES TR                       RUSSELL 2000     464287655     60,971     850,000     PUT    SOLE      0       850,000  0      0
MIDCAP SPDR TR                   UNIT SER 1       595635103    171,179   1,230,000     PUT    SOLE      0       171,179  0      0
ALTRIA GROUP INC                 COM              02209s103     48,831     665,000     PUT    SOLE      0       665,000  0      0
REYNOLDS AMERICAN INC            COM              761713106     20,178     175,000     PUT    SOLE      0       175,000  0      0
SAKS INC                         COM              79377W108      8,203     507,300     PUT    SOLE      0       507,300  0      0




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